UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Opportunity Fund, Inc. (NIO)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 148.1% (100.0% of Total Investments)
	Alabama – 1.2% (0.8% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	$ 10,937,535
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	2/13 at 100.00	Ca	7,652,265
	FGIC Insured (4)
20,695	Total Alabama			18,589,800
	Arizona – 3.1% (2.1% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB	4,402,711
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
5,545	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	6,197,480
	2012A, 5.000%, 1/01/43
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,153,480
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,151,120
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,090,110
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA–	3,368,790
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (5)	1,066,910
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	Aa2	6,140,368
	15.285%, 7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,216,551
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,657,560
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA+	5,402,600
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured
43,615	Total Arizona			47,847,680
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,879,849
	9/01/35 – AMBAC Insured
	California – 18.9% (12.8% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	4,442,536
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	32,570
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	27,142
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured (UB)	12/14 at 100.00	AAA	3,984,409
2,795	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured (UB)	12/14 at 100.00	AAA	3,034,448
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	3,366,120
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
3,220	9.273%, 2/15/20 (IF) (6)	No opt. Call	AA–	4,005,938
1,275	9.273%, 2/15/20 (IF)	No opt. Call	AA–	1,586,202
1,215	9.273%, 2/15/20 (IF)	No opt. Call	AA–	1,511,290
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,820,205
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,819,060
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,288,028
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	10,434,400
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
15,545	4.500%, 6/01/27	6/17 at 100.00	B	14,725,001
4,995	5.000%, 6/01/33	6/17 at 100.00	B	4,650,745
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,543,119
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,652,656
	11/01/24 – AGM Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	3,121,956
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	Aa2 (5)	20,401,800
	5.000%, 7/01/21 (Pre-refunded 7/01/13) – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,376,290
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,561,544
	AGC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	6/13 at 100.00	N/R	15,012,150
6,000	5.125%, 6/15/33 – AMBAC Insured	6/13 at 100.00	N/R	6,003,660
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,106,652
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AA–	6,096,900
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA	3,274,574
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,792,600
	2005B, 4.750%, 12/01/21 – FGIC Insured
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/15 at 100.00	AA+	1,351,394
	Series 2005A, 5.000%, 7/01/22 – NPFG Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	58,436,066
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	7/13 at 100.00	BBB	31,126,232
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	7,947,045
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	20,207,766
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	BBB	13,159,125
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	7,113,937
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	5,168,200
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
308,645	Total California			289,181,760
	Colorado – 4.2% (2.8% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,100,272
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%, 11/01/24	11/15 at 100.00	Aa2 (5)	2,149,584
	(Pre-refunded 11/01/15) – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA– (5)	1,064,410
	6/15/25 (Pre-refunded 6/15/14) – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (5)	5,141,664
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1 (5)	1,889,744
	Bonds, Series 2005B, 5.000%, 12/15/28 (Pre-refunded 12/15/14) – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	24,179,641
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	5,388,600
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (5)	4,913,466
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	4,309,337
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2 (5)	2,714,750
	5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	A+	9,492,545
	5.000%, 11/15/42
15	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	16,296
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
645	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	708,758
340	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	376,285
77,520	Total Colorado			63,445,352
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,659,695
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate
	Lien Series 2003:
5,000	5.125%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,162,750
5,000	5.125%, 10/01/25 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,162,750
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,096,719
	Tender Option Bond Trust 1606, 11.761%, 10/01/30 – AMBAC Insured (IF) (6)
12,670	Total District of Columbia			13,422,219
	Florida – 19.8% (13.4% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,376,113
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	Aa3 (5)	3,900,717
	7/01/19 (Pre-refunded 7/01/13) – NPFG Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,363,154
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (5)	942,323
	(Pre-refunded 10/01/14) – AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/24	10/13 at 100.00	AA+ (5)	4,644,270
	(Pre-refunded 10/01/13) – NPFG Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	6,770,340
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	5,817,377
12,585	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	14,149,316
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (5)	1,616,715
	(Pre-refunded 10/01/14) – NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AA–	3,257,580
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/13 at 100.00	AA+	1,233,173
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/13 at 100.00	AA+	1,892,892
695	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/13 at 100.00	A2	698,121
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	936,454
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	487,198
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,288,300
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,126,361
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,259,423
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	BBB	2,592,700
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA–	2,704,475
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,257,408
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	A– (5)	4,071,477
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
250	5.375%, 11/01/25 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	A– (5)	253,195
185	5.375%, 11/01/30 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	A– (5)	187,364
120	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18- NPFG Insured	5/13 at 100.00	Baa2	120,341
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA–	2,057,280
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	2,075,056
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	3,067,775
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,086,610
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2 (5)	6,119,220
	7/01/29 (Pre-refunded 7/01/13) – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA (5)	2,091,280
	5/01/23 (Pre-refunded 11/01/13) – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,114,050
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,835,686
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa2	1,709,583
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa2	1,891,214
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1 (5)	1,529,920
	10/01/20 (Pre-refunded 10/01/13) – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	AA	1,597,485
	5.000%, 10/01/24 – NPFG Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,495,095
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	5,309,423
	Insured (Alternative Minimum Tax)
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,281,180
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,611,148
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,063,430
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	3,306,060
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20	10/13 at 100.00	Aa2 (5)	2,065,100
	(Pre-refunded 10/01/13) – NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,395,063
1,000	5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,033,380
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	2,052,080
	NPFG Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
3,200	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	3,578,112
1,545	5.000%, 10/01/31 (Alternative Minimum Tax)	No Opt. Call	A	1,720,867
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	4/13 at 100.00	AA–	2,202,640
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	13,506,549
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,694,049
	2005B, 5.000%, 6/01/25 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,317,760
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	2,486,160
	5.250%, 10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB	1,369,064
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	BBB	2,259,929
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA–	2,200,780
	AGM Insured
7,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	7,715,960
	Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA	1,132,870
	8/01/27 – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	2,769,425
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,620,050
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,162,751
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,801,923
	5.000%, 10/01/20 – NPFG Insured
1,025	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/13at 100.00	AA–	1,026,650
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (5)	2,301,059
	8/01/24 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,398,610
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA+	7,901,440
	10/01/14 – AMBAC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	A1	1,027,710
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A1	513,855
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A1	513,515
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA	3,326,430
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,279,001
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,331,187
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,240,223
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,050,210
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	6,306,958
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	9,644,865
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AA– (5)	1,881,386
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21	9/14 at 100.00	AA– (5)	1,073,210
	(Pre-refunded 9/01/14) – NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	2,054,047
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
4,260	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,506,824
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
5,740	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2 (5)	6,936,216
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	3,767,322
	1992, 6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
3,850	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	4,157,538
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	1,535,388
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	A1	1,518,970
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	A1	1,600,826
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,716,675
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	452,512
1,765	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue	1/15 at 100.00	AA+	1,913,648
	Bonds, Stadium Project, Series 2005, 5.000%, 1/01/22 – AGM Insured
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	6/13 at 100.00	Aaa	1,519,230
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	A3	10,680,912
16,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A–	17,996,624
	2012B, 5.000%, 7/01/42
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AA+	1,453,440
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,481,354
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA–	2,151,100
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,756,240
	Series 2007, 5.000%, 8/01/32 – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	A2	1,920,196
	12/01/24 – AGM Insured
281,450	Total Florida			303,208,165
	Georgia – 2.2% (1.5% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,068,460
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	11,431,200
	AGM Insured
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	1,234,487
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,123,122
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,648,303
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,789,530
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,201,386
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,700,475
5,295	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	A+	5,305,219
	East Issue, Series 2012, 4.250%, 11/15/42
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,551,478
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
31,375	Total Georgia			34,053,660
	Idaho – 1.1% (0.7% of Total Investments)
12,930	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	14,117,233
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	1,120,160
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,192,970
14,995	Total Idaho			16,430,363
	Illinois – 9.0% (6.1% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA–	1,141,539
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	8,031,170
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	7,988,328
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
10,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 5.000%, 11/01/42	11/22 at 100.00	AA	11,331,100
6,590	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	6,455,762
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,580	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/13 at 100.00	Baa1	10,625,706
	5/15/21 – NPFG Insured
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/13 at 100.00	Baa2	3,299,877
	5.800%, 6/01/30 – NPFG Insured
3,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	A–	4,032,038
2,315	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	2,623,844
	5.000%, 6/01/42
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	7,969,786
	8/15/41 – AGM Insured
14,965	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	16,683,281
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A2	3,657,795
1,225	5.000%, 8/01/22	No Opt. Call	A2	1,418,869
2,740	5.000%, 8/01/23	No Opt. Call	A2	3,170,016
1,055	5.000%, 8/01/24	8/22 at 100.00	A2	1,200,885
270	5.000%, 8/01/25	8/22 at 100.00	A2	305,359
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	6,084,895
	5.000%, 1/01/24 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	4,246,000
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	3,016,050
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,139,227
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	7,594,294
	Project, Tender Option Bond Trust 3861, 13.714%, 6/15/42 (IF) (6)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	Aaa	4,625,934
2,365	5.000%, 12/01/23 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	Aaa	2,568,154
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	2,331,560
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA–	1,189,796
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA–	1,311,542
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA–	1,456,813
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,314,764
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA–	2,576,539
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA–	2,827,807
167,475	Total Illinois			138,218,730
	Indiana – 5.8% (3.9% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (5)	2,074,559
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
13,070	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	14,431,371
	2012A, 5.000%, 5/01/42
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,677,562
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,490,000
	5.000%, 12/01/37
11,200	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+ (5)	12,344,304
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	9,191,560
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,853,400
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	12,358,800
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	10,928,601
	5.500%, 1/01/38 – AGC Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (5)	1,401,278
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA– (5)	5,109,300
	Project, Series 2003, 5.000%, 1/15/28 (Pre-refunded 7/15/13) – AMBAC Insured
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,558,620
	5.800%, 9/01/47
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	A2 (5)	3,786,325
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
89,410	Total Indiana			88,205,680
	Iowa – 0.4% (0.3% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
200	5.375%, 6/01/38	6/15 at 100.00	B+	191,068
670	5.500%, 6/01/42	6/15 at 100.00	B+	640,855
75	5.625%, 6/01/46	6/15 at 100.00	B+	72,852
5,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,601,624
	5.600%, 6/01/34
6,545	Total Iowa			6,506,399
	Kansas – 0.6% (0.4% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 (Pre-refunded	9/14 at 101.00	AA– (5)	2,228,627
	9/01/14) – AGM Insured
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (5)	2,304,867
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (5)	5,195,353
9,035	Total Kansas			9,728,847
	Kentucky – 2.2% (1.5% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3 (5)	4,112,262
	Series 2004, 5.000%, 6/01/20 (Pre-refunded 6/01/14) – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	4,680,443
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA–	11,760,900
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	8,538,000
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
4,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	AA–	4,526,800
	Initiatives, Series 2012A, 5.000%, 12/01/35
29,230	Total Kentucky			33,618,405
	Louisiana – 4.4% (3.0% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	3,897,432
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22	11/14 at 100.00	A+ (5)	3,282,125
	(Pre-refunded 11/01/14) – NPFG Insured
4,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB (5)	4,469,507
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	2,647,320
4,415	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	4,869,966
5,000	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	5,515,250
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	3,618,945
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	38,379,368
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.255%,	5/16 at 100.00	Aa1	49,722
	5/01/34 – FGIC Insured (IF)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
225	5.500%, 5/15/30	5/13 at 100.00	A1	229,498
250	5.875%, 5/15/39	5/13 at 100.00	A–	254,998
61,888	Total Louisiana			67,214,131
	Maine – 0.3% (0.2% of Total Investments)
2,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	2,158,186
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (WI/DD, Settling 2/13/13)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,056,430
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
5,015	Total Maine			5,214,616
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	5,502,838
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 3.5% (2.4% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,086,800
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,225	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	3,309,269
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	8,164,601
	Tender Option Bond Trust 2010-20W, 13.972%, 12/15/34 (IF) (6)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (5)	12,295,580
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	15,689,850
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,678,039
	8/01/46 – AGM Insured (UB) (6)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA (5)	1,632,510
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
47,810	Total Massachusetts			53,856,649
	Michigan – 3.3% (2.3% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	6,761,813
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	1,849,398
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	4/13 at 100.00	Baa2	5,671,500
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.280%, 7/01/32 –	7/13 at 100.00	A	1,420,391
	NPFG Insured (7)
510	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1 (5)	516,426
	Series 2003, 5.250%, 5/01/20 (Pre-refunded 5/01/13) – AMBAC Insured
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	3,214,890
	AGM Insured
8,260	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	9,543,934
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	12,165,120
	2009C, 5.000%, 12/01/48
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	6/13 at 100.00	BBB+	10,006,600
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
47,955	Total Michigan			51,150,072
	Minnesota – 0.8% (0.6% of Total Investments)
510	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities	1/22 at 100.00	A–	588,622
	Transmission Project, Series 2012, 5.000%, 1/01/32
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA–	6,148,650
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	6,134,390
	5.000%, 8/01/18
10,530	Total Minnesota			12,871,662
	Missouri – 0.9% (0.6% of Total Investments)
7,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	7,872,630
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	5,157,323
	2005, 5.500%, 7/01/29 – NPFG Insured
11,375	Total Missouri			13,029,953
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated	1/21 at 100.00	AA–	3,523,170
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.8% (1.9% of Total Investments)
6,145	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	6,686,805
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	29,064,709
	Insured (UB) (6)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds,	4/19 at 100.00	AA+	5,833,700
	Series 2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25	7/15 at 100.00	AA– (5)	1,108,340
	(Pre-refunded 7/01/15) – AGM Insured
39,270	Total Nebraska			42,693,554
	Nevada – 4.4% (3.0% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	7,730,590
	5.000%, 6/15/19 – FGIC Insured
3,500	Clark County School District, Nevada, General Obligation Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AA–	3,707,515
	6/15/18 – AGM Insured
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%,	7/19 at 100.00	AA–	3,366,390
	7/01/26 – AGM Insured
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	18,983,058
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	7,770,265
	7/01/25 – FGIC Insured
10,285	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (5)	11,154,185
	12/01/14) – FGIC Insured
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – NPFG Insured	6/13 at 100.00	BBB	15,004,930
62,980	Total Nevada			67,716,933
	New Jersey – 5.0% (3.3% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,149,700
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,416,455
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	4,064,099
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,064,099
5,900	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	6,212,228
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	33,237,880
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (5)	8,410,463
2,000	5.000%, 1/01/23 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA– (5)	2,040,180
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,577,732
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
6,715	4.500%, 6/01/23	6/17 at 100.00	B1	6,717,216
790	4.625%, 6/01/26	6/17 at 100.00	B1	769,618
640	4.750%, 6/01/34	6/17 at 100.00	B2	575,654
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,732,445
	Series 2005, 5.250%, 1/01/26 – AGM Insured
66,895	Total New Jersey			75,967,769
	New Mexico – 1.3% (0.9% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	3,986,326
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA	15,308,568
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			19,294,894
	New York – 7.3% (4.9% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,018,011
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,480,777
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,644,021
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,962,944
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	13,856,750
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	7,146,192
	5/01/33 – NPFG Insured
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,826,800
	5/01/36 – AGM Insured
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,501,922
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	3,231,434
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,546,450
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,854,600
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,360,400
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	15,284,360
	AGM Insured
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	4,007,956
	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured (UB)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,053,510
5,000	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	5,267,550
4,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB+	4,792,229
	Center Project, Series 2012, 5.000%, 7/01/42
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Bonds, Series 2013A:
2,135	5.000%, 11/15/28	No Opt. Call	A+	2,566,035
2,560	0.000%, 11/15/31	No Opt. Call	A+	1,298,406
1,505	3.125%, 11/15/32	No Opt. Call	A+	1,488,505
1,815	0.000%, 11/15/32	No Opt. Call	A+	883,397
4,155	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	5/13 at 100.00	A+	4,168,462
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
104,275	Total New York			111,240,711
	North Carolina – 2.2% (1.5% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,239,256
2,575	5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,726,281
13,800	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	15,819,906
	Health System, Series 2012A, 5.000%, 6/01/42
4,970	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,461,334
	Refunding Series 2012A, 5.000%, 6/01/36
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,442,747
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,539,423
29,960	Total North Carolina			33,228,947
	North Dakota – 0.8% (0.5% of Total Investments)
4,200	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	4,593,120
	Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,418,495
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,492,966
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,319,800
10,750	Total North Dakota			11,824,381
	Ohio – 5.6% (3.8% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,901,772
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,213,652
2,755	4.000%, 5/01/33	5/22 at 100.00	AA–	2,818,034
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,713,740
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
9,815	5.125%, 6/01/24	6/17 at 100.00	B–	9,099,977
7,360	5.750%, 6/01/34	6/17 at 100.00	B	6,579,104
1,000	5.875%, 6/01/47	6/17 at 100.00	B	904,360
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (5)	2,825,801
	(Pre-refunded 6/01/14) – FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	2,179,780
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22	6/14 at 100.00	N/R (5)	2,530,986
	(Pre-refunded 6/01/14) – AMBAC Insured
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	6,728,280
	Improvement Series 2012A, 5.000%, 11/01/42
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa2	2,389,007
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	20,231,642
	AMBAC Insured
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,444,209
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,675,200
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (5)	3,120,030
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
2,000	5.750%, 12/01/32	12/22 at 100.00	N/R	2,158,800
1,320	6.000%, 12/01/42	12/22 at 100.00	N/R	1,439,658
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA–	2,263,460
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
80,545	Total Ohio			85,217,492
	Oklahoma – 2.8% (1.9% of Total Investments)
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,824,625
7,500	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	8,186,175
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,194,770
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,737,960
550	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AA+	562,089
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	21,506,520
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	5,157,086
	AMBAC Insured
39,930	Total Oklahoma			42,169,225
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA	2,780,996
	5.000%, 5/01/25 – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,929,120
	5.250%, 4/01/31
6,535	Total Oregon			7,710,116
	Pennsylvania – 5.5% (3.7% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	12/20 at 100.00	AA–	2,440,236
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	8,812,442
	5.000%, 6/01/26 – AGM Insured (UB)
6,555	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	7,063,668
	System Project, Series 2012A, 5.000%, 6/01/42
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	5,871,758
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,807,857
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	1,943,082
	2005A, 5.000%, 5/01/28 – NPFG Insured
	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of
	Philadelphia, Series 2006B:
5,000	4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	5,283,450
6,740	4.500%, 6/01/32 – AGM Insured (UB) (6)	12/16 at 100.00	AA	7,122,091
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,919,053
	AMBAC Insured
1,300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	1,423,747
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	11,121,300
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	7,706,459
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	5,858,166
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,916,680
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA–	3,666,816
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA–	3,845,646
76,230	Total Pennsylvania			83,802,451
	Puerto Rico – 0.8% (0.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AA+ (5)	2,779,175
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
670	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	BBB	678,141
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,728,281
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	7,101,000
	8/01/42 – FGIC Insured
40,720	Total Puerto Rico			12,286,597
	Rhode Island – 0.5% (0.3% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/13 at 100.00	BBB	2,201,717
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1	1,498,601
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
155	6.125%, 6/01/32	6/13 at 100.00	BBB+	156,548
3,420	6.250%, 6/01/42	6/13 at 100.00	BBB–	3,522,566
7,175	Total Rhode Island			7,379,432
	South Carolina – 4.4% (3.0% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	Aa1	18,871,251
	Trust 1181, 9.726%, 8/01/15 – AGM Insured (IF)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (5)	2,148,500
2,605	5.250%, 8/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (5)	2,798,421
2,385	5.250%, 8/15/25 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	BBB (5)	2,562,086
4,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA–	4,999,230
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
	South Carolina Jobs-Economic Development Authority, Industrial Revenue Bonds, South Carolina
	Electric and Gas Company, Series 2013:
4,100	4.000%, 2/01/28	2/23 at 100.00	A	4,398,767
980	3.625%, 2/01/33	2/23 at 100.00	A	968,995
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,535,538
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	18,307,625
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	11,403,638
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
60,220	Total South Carolina			67,994,051
	Tennessee – 0.0% (0.0% of Total Investments)
205	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	BBB+	225,129
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
	Texas – 7.0% (4.7% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	4,950,339
	AGM Insured
8,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	9,721,032
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/13 at 100.00	BBB	25,060,500
	2001B, 5.250%, 11/15/40 – NPFG Insured
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,238,880
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,293,300
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,346,684
	Refunding Series 2012A, 5.000%, 8/01/46
1,180	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	No Opt. Call	A1	1,184,248
	5.000%, 5/15/21
8,425	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	9,681,757
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series	3/22 at 100.00	AAA	27,583,408
	2012, 5.000%, 3/01/52
1,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,904,104
	2012, 5.000%, 12/15/30
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	BBB	8,196,204
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/13 at 100.00	AA–	1,863,974
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
98,880	Total Texas			107,024,430
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (5)	2,039,320
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM Insured	6/18 at 100.00	AAA	17,362,950
	(UB) (6)
17,000	Total Utah			19,402,270
	Virginia – 2.3% (1.5% of Total Investments)
10,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	11,388,700
	Health System, Series 2012A, 5.000%, 5/15/40
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+ (5)	1,104,169
	Facilities, Series 2003A, 5.250%, 12/15/20 (Pre-refunded 6/15/14) – AGM Insured
4,540	Norfolk Economic Development Authority, Virginia, Health Care Facilities Revenue Bonds,	11/22 at 100.00	AA	5,172,649
	Sentara Healthcare, Refunding Series 2012B, 5.000%, 11/01/43
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	1,086,504
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (5)	18,827
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
5,740	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	6,181,291
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,740	0.000%, 7/01/32	No Opt. Call	BBB–	681,661
2,465	0.000%, 7/01/33	No Opt. Call	BBB–	911,063
960	0.000%, 7/01/34	No Opt. Call	BBB–	334,770
1,330	0.000%, 7/01/35	No Opt. Call	BBB–	439,125
2,300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,390,458
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,509,459
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
36,140	Total Virginia			35,218,676
	Washington – 6.6% (4.4% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/13 at 100.00	AAA	10,137,100
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA (5)	2,721,625
	Development, Series 2005A, 5.000%, 1/01/29 (Pre-refunded 1/01/15) – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	3,802,015
	5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.925%,	1/19 at 100.00	Aa1	10,471,050
	1/01/39 – AGC Insured (IF) (6)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	19,168,350
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.646%,	7/17 at 100.00	AA+	6,114,110
	7/01/32 – AGM Insured (IF) (6)
11,000	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	11,810,150
3,375	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	3,775,511
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,425,653
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,621,320
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,829,468
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,893,152
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	7,290,073
	Series 2012A, 5.000%, 10/01/42
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
45	6.500%, 6/01/26	6/13 at 100.00	A3	46,080
20	6.625%, 6/01/32	6/13 at 100.00	Baa1	20,480
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.753%, 7/01/14 – AGM	No Opt. Call	AA+	8,631,426
	Insured (IF)
86,545	Total Washington			100,757,563
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,281,900
	5.000%, 6/15/40
	Wisconsin – 2.7% (1.8% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	9,663,689
	Inc., Series 2012A, 5.000%, 7/15/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.
	Obligated Group, Series 2012A:
5,090	5.000%, 4/01/42	10/22 at 100.00	AA–	5,731,390
80	4.000%, 4/01/42	10/22 at 100.00	AA–	80,218
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	11,482,439
	Series 2011A, 5.250%, 10/15/39
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	307,637
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (5)	2,759,145
	5/01/14) – FGIC Insured
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,576,197
37,765	Total Wisconsin			41,600,715
$ 2,220,768	Total Municipal Bonds (cost $2,064,345,010)			2,265,396,931

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation- 0.0% (0.0% of Total Investments)
$ 529	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	5.500%	7/15/19	N/R	381,151
159	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	1.000%	6/30/55	N/R	65,803
$ 688	Total Corporate Bonds (cost $0)				446,954
	Total Investments (cost $2,064,345,010) – 148.1%				2,265,843,885
	Floating Rate Obligations – (6.8)%				(104,433,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.6)% (8)				(667,200,000)
	Other Assets Less Liabilities – 2.3%				35,880,141
	Net Assets Applicable to Common Shares – 100%				$ 1,530,090,693

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,263,976,540	$ 1,420,391	$2,265,396,931
Corporate Bonds	—	—	446,954	446,954
Total	$ —	$2,263,976,540	$ 1,867,345	$2,265,843,885

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,966,700,685.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$208,703,135
Depreciation	(13,993,871)
Net unrealized appreciation (depreciation) of investments	$194,709,264

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3)
the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.4%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on
July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013